Shareholders' equity	12 Months Ended
Mar. 31, 2011
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2009	2010	2011
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Corporation Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2010 and 2011 was ¥168,680 million and ¥171,062 million ($2,057 million), respectively. The Corporation Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,478,747 million and ¥5,389,432 million ($64,816 million) as of March 31, 2010 and 2011, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2011 include amounts representing year-end cash dividends of ¥94,071 million ($1,131 million), ¥30 ($0.36) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 17, 2011.

Retained earnings at March 31, 2011 include ¥1,401,985 million ($16,861 million) relating to equity in undistributed earnings of companies accounted for by the equity method.

On June 22, 2007, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥250,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased 30 million shares during the approved period of time.

On February 5, 2008, the Board of Directors resolved to purchase up to 12 million shares of its common stock at a cost up to ¥60,000 million in accordance with the Corporation Act. As a result, the parent company repurchased approximately 10 million shares.

On the same date, the Board of Directors also resolved to retire 162 million shares of its common stock, and then the parent company retired its common stock on March 31, 2008. This retirement, in accordance with the Corporation Act and related regulations, is treated as a reduction from additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥646,681 million, ¥3,499 million and ¥643,182 million, respectively.

On June 24, 2008, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 14 million shares during the approved period of time. These approvals by the shareholders are not required under the current regulation.

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2010 and 2011 and the related changes, net of taxes for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2008	¥(501,367)	¥310,979	¥(50,817)	¥(241,205)
Other comprehensive income (loss)	(381,303)	(293,101)	(192,172)	(866,576)

Balances at March 31, 2009	(882,670)	17,878	(242,989)	(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	¥(1,160,389)	¥168,227	¥(152,559)	¥(1,144,721)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	$(10,496)	$2,337	$(2,025)	$(10,184)
Other comprehensive income (loss)	(3,459)	(314)	190	(3,583)

Balances at March 31, 2011	$(13,955)	$2,023	$(1,835)	$(13,767)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2009
Foreign currency translation adjustments	¥(391,873)	¥10,570	¥(381,303)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(677,710)	255,890	(421,820)
Less: reclassification adjustments for losses included in net loss attributable to Toyota Motor Corporation	215,249	(86,530)	128,719
Pension liability adjustments	(319,613)	127,441	(192,172)

Other comprehensive income (loss)	¥(1,173,947)	¥307,371	¥(866,576)

For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains on securities:
Unrealized net holding gains arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	$(3,539)	$80	$(3,459)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(384)	116	(268)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(77)	31	(46)
Pension liability adjustments	321	(131)	190

Other comprehensive income (loss)	$(3,679)	$96	$(3,583)